MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST     TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS MARCH 31, 1999         NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

During the six-month period ended March 31, 1999, the U.S. economy continued to display signs of robust expansion as employment grew, income climbed and consumers remained resilient. Despite strong economic growth, however, inflation did not materialize, due largely to the lingering effects of Asian and Russian economic turmoil and signs of distress in the Latin American economies. In mid October and again in mid November, the Federal Reserve Board cut the federal-funds rate. The central bank's action served to provide stability to a marketplace rocked by one financial crisis after another. The prime rate ended the period at 7.75 percent, compared to 8.25 percent on September 30, 1998. During the same period, the London Inter-Bank Offered Rate (LIBOR) declined
31.25 basis points, to 5.00 percent.

LOAN SYNDICATION MARKET OVERVIEW

During the third quarter of 1998, senior loans as an asset class emerged unscathed from the volatility that permeated most of the financial markets. Generally, these loans have a low correlation with most other asset classes and therefore provide a unique opportunity for diversification.

Syndicated senior loan volume for the fourth quarter of 1998 was the third-highest level on record, a momentum that continued into March 1999. The new-issue market has been driven by an increasing number of leveraged buyout sponsor funds, mergers and acquisitions, and refinancing fueled by lower interest rates. We believe that there is ample new product to meet the investment requirements of the Trust.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 1999, CONTINUED

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 1999, Morgan Stanley Dean Witter Prime Income Trust produced a total return of 3.36 percent, compared to a return of
3.28 percent for the Lipper Loan Participation Fund Average. The Trust's distribution rate, at 6.77 percent, continues to provide shareholders with a 200- to 300-basis-point-yield advantage over other short-term investments. On March 31, 1999, the Trust's net asset value was $9.90 per share, down $0.01 per share from its September 30, 1998 level.

On March 31, 1999, the Trust's net assets exceeded $2.29 billion, an increase of 15 percent over September 30, 1998. The increase was driven primarily by new subscriptions, which totaled $349 million during the first six months of the fiscal year. Within this period, the Trust completed two tender offers, totaling $83.4 million.

The Trust continues to invest its assets in senior, secured floating-rate loans. These senior loans are priced at a fixed spread above a benchmark rate such as the prime lending rate or, more typically, LIBOR. The loans' floating-rate mechanism mitigates the Trust's exposure to interest-rate fluctuations. In addition, the loans are senior and collateralized at least one to one at the time of issuance by the material assets of the borrower. Both of these features also help to minimize the volatility of the Trust's net asset value.

The Trust's investment process is driven by both credit analysis and diversification. Although no single industry represents more than 5 percent of its assets, the Trust's largest investments are generally noncyclical sectors, including cable, telecommunications, media and healthcare. On March 31, 1999, the Trust's portfolio was diversified among 170 issuers representing more than 40 industry sectors.

LOOKING AHEAD

The economic outlook continues to call for slower growth in 1999. Corporate earnings, although still positive, are growing at smaller year-over-year increments. In the near term we expect interest rates to remain low. Regardless of the future direction of interest rates, the Trust should continue to provide a yield that is competitive with short-term interest rates. As always, we will continue to monitor the Trust's holdings very closely and to maintain our strict credit guidelines when evaluating new investments for the portfolio.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 1999, CONTINUED

Dean Witter & Co., and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Trust's Investment Advisor. He also serves as Chairman, Chief Executive Officer and Director of the Trust's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

            [SIGNATURE]

MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         SENIOR COLLATERIZED TERM LOANS (a) (b) (89.9%)
         ACCIDENT & HEALTH INSURANCE (0.2%)
$  2,500 BRW Acquisition, Inc..................................................  7.25 to 7.47%    07/10/06  $    2,496,630
   2,500 BRW Acquisition, Inc..................................................   7.50 to 7.72    07/10/07       2,496,579
                                                                                                            --------------
                                                                                                                 4,993,209
                                                                                                            --------------
         AEROSPACE (1.6%)
  11,138 Fairchild Holding Corp................................................   7.94 to 8.00    06/18/04      11,137,445
     460 Fairchild Holding Corp. (Revolver)....................................       9.75        06/18/04         460,000
  14,888 Nortek Aviation Support, Inc..........................................   8.25 to 8.31    06/30/05      14,886,855
  10,563 Western Sky Industries, Inc...........................................       6.73        07/31/03      10,561,796
                                                                                                            --------------
                                                                                                                37,046,096
                                                                                                            --------------
         AIR FREIGHT/DELIVERY SERVICES (1.6%)
  13,841 Atlas Freighter Leasing II, Inc.......................................       7.25        05/29/04      13,840,688
   8,575 Erickson Air-Crane Co., L.L.C.........................................   8.44 to 9.75    12/31/04       8,574,914
   4,863 Evergreen International Aviation, Inc.................................       8.06        05/31/02       4,862,500
   9,648 First Security Bank, National Association as Owner Trustee............       8.06        05/07/03       9,648,405
                                                                                                            --------------
                                                                                                                36,926,507
                                                                                                            --------------
         APPAREL (1.8%)
  14,500 American Marketing Industries, Inc....................................   8.44 to 8.50    11/29/02      14,497,239
   3,910 American Marketing Industries, Inc....................................   8.44 to 8.50    11/30/03       3,909,464
   2,716 American Marketing Industries, Inc....................................   8.44 to 8.50    11/30/04       2,715,219
   4,196 American Marketing Industries, Inc....................................   8.44 to 8.50    11/30/05       4,196,293
     583 Arena Brands, Inc (Revolver)..........................................       8.19        06/01/02         583,327
   7,301 Arena Brands, Inc.....................................................   8.22 to 8.72    06/01/02       7,297,182
   1,613 London Fog Industries, Inc. (c).......................................      10.00        02/27/03       1,613,132
   6,048 The William Carter Co.................................................   7.47 to 8.13    10/30/03       6,050,036
                                                                                                            --------------
                                                                                                                40,861,892
                                                                                                            --------------
         AUTO PARTS - O.E.M. (2.4%)
   9,900 Accuride Corp.........................................................       6.94        01/21/06       9,898,713
  10,000 American Axle & Manufacturing, Inc....................................       7.56        04/30/06      10,000,600
  15,441 AP Automotive Systems, Inc............................................   7.25 to 7.38    12/19/05      15,439,841
   5,000 Dura Operating Corp...................................................       7.43        03/31/06       4,999,950
   6,000 Special Devices, Inc..................................................       8.38        12/15/05       5,999,040

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  7,980 Stoneridge, Inc.......................................................      8.50%        12/31/05  $    7,979,601
                                                                                                            --------------
                                                                                                                54,317,745
                                                                                                            --------------
         AUTOMOTIVE AFTERMARKET (0.8%)
  15,000 Federal Mogul Corp....................................................       7.00        02/24/05      14,999,550
   2,061 Safelite Glass Corp...................................................   8.00 to 8.13    12/23/04       2,061,197
   2,061 Safelite Glass Corp...................................................   8.25 to 8.38    12/23/05       2,061,141
                                                                                                            --------------
                                                                                                                19,121,888
                                                                                                            --------------
         BOOKS/MAGAZINES (2.7%)
  18,943 Advanstar Communications, Inc.........................................       7.44        04/30/05      18,942,621
  12,469 Penton Media, Inc.....................................................       8.44        05/31/06      12,468,501
   5,000 Reiman Publications Co................................................       8.75        12/01/05       4,999,750
  25,000 Ziff Davis, Inc.......................................................       8.19        03/31/06      25,000,000
                                                                                                            --------------
                                                                                                                61,410,872
                                                                                                            --------------
         BROADCAST/MEDIA (4.3%)
  10,000 Black Entertainment Television, Inc...................................       6.75        06/30/06       9,999,600
  10,000 Capstar Broadcasting Partners, Inc....................................   7.06 to 7.19    11/30/04       9,937,933
  19,850 Capstar Broadcasting Partners, Inc....................................       7.56        05/31/05      19,850,000
   6,400 Chancellor Media Corp.................................................       7.06        06/30/05       6,399,936
   3,423 Chancellor Media Corp. (Revolver).....................................   7.13 to 8.88    06/30/05       3,423,000
  15,000 Emmis Communications Corp.............................................       7.50        02/28/07      14,835,300
   7,277 Latin Communications, Inc.............................................      12.50        02/28/04       7,276,630
  19,667 Sinclair Broadcast Group..............................................   6.57 to 6.58    09/15/05      19,666,797
   7,463 Spartan Communications, Inc...........................................       8.22        06/30/05       7,462,500
                                                                                                            --------------
                                                                                                                98,851,696
                                                                                                            --------------
         BUILDING MATERIALS (0.6%)
   3,802 Atrium Co., Inc.......................................................   7.95 to 9.63    06/30/05       3,801,646
   4,347 Atrium Co., Inc.......................................................   8.10 to 9.88    06/30/06       4,347,391
   6,000 Dayton Superior Corp..................................................       7.75        09/29/05       5,999,700
                                                                                                            --------------
                                                                                                                14,148,737
                                                                                                            --------------
         CABLE TELEVISION (3.1%)
   4,250 Bresnan Telecommunications Company, LLC...............................   7.72 to 7.75    01/02/08       4,249,834
  45,000 Charter Communications Operating, LLC.................................       7.44        03/18/08      44,999,550
   8,478 Falcon Cable Communications, LLC......................................   6.66 to 8.50    12/31/07       8,478,353
   9,563 Supercanal Holdings S.A. (Argentina) (c)..............................       9.56        10/12/02       9,563,563

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  4,000 TWFanch-One Co........................................................      8.00%        12/31/07  $    3,999,440
                                                                                                            --------------
                                                                                                                71,290,740
                                                                                                            --------------
         CASINO/GAMBLING (0.6%)
   5,539 Alliance Gaming Corp..................................................   8.22 to 8.29    01/31/05       5,536,652
   2,212 Alliance Gaming Corp..................................................   8.47 to 8.54    07/31/05       2,211,285
   5,000 Harrah's Jazz Co......................................................       6.00        04/30/05       4,999,500
                                                                                                            --------------
                                                                                                                12,747,437
                                                                                                            --------------
         CELLULAR TELEPHONE (1.4%)
  17,500 CCPR Services, Inc....................................................       7.50        06/30/06      17,499,300
   7,481 Centenial Cellular Operating Co., LLC.................................   8.50 to 8.51    05/31/07       7,443,844
   7,481 Centenial Cellular Operating Co., LLC.................................   8.75 to 8.76    11/30/07       7,443,844
                                                                                                            --------------
                                                                                                                32,386,988
                                                                                                            --------------
         COAL MINING (1.5%)
   5,076 Alliance Coal Corp....................................................       8.25        12/31/02       5,075,818
  13,385 P&L Coal Holdings Corp................................................   7.38 to 7.44    06/30/06      13,383,545
  14,885 Quaker Coal Company, Inc..............................................       9.75        06/30/06      14,887,500
                                                                                                            --------------
                                                                                                                33,346,863
                                                                                                            --------------
         CONSUMER SPECIALTIES (1.0%)
   8,349 Amscan Holdings, Inc..................................................   7.38 to 9.13    12/31/04       8,348,552
   6,172 Jet Plastica Industries, Inc..........................................   7.56 to 7.63    12/31/02       6,170,707
   8,937 Jet Plastica Industries, Inc..........................................   8.06 to 8.13    12/31/04       8,934,889
                                                                                                            --------------
                                                                                                                23,454,148
                                                                                                            --------------
         CONSUMER SUNDRIES (0.9%)
     120 Corning Consumer Products Co. (Revolver)..............................   6.75 to 6.78    04/09/05         120,000
  16,000 Corning Consumer Products Co..........................................       6.97        10/09/06      15,999,366
   3,856 The Boyds Collection, Ltd.............................................       7.31        04/21/06       3,855,594
                                                                                                            --------------
                                                                                                                19,974,960
                                                                                                            --------------
         CONSUMER/BUSINESS SERVICES (2.7%)
   1,255 Bridge Information Systems, Inc.(Revolver)............................       7.50        05/29/03       1,256,118
  12,222 Bridge Information Systems, Inc.......................................   7.50 to 7.56    05/29/03      12,185,543
  15,000 Bridge Information Systems, Inc.......................................       8.06        05/29/05      15,000,000
  14,850 Coinmach Corp.........................................................   7.44 to 7.50    06/30/05      14,849,553
   4,861 Prime Succession, Inc.................................................       7.25        08/01/03       4,860,963

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  4,861 Prime Succession, Inc. (Participation: Goldman Sachs & Co.) (d).......      7.25%        08/01/03  $    4,860,963
   9,667 Rose Hills Co.........................................................   7.75 to 7.88    12/01/03       9,669,294
                                                                                                            --------------
                                                                                                                62,682,434
                                                                                                            --------------
         CONTAINERS/PACKAGING (0.9%)
   5,400 Graham Packaging Co...................................................       7.56        01/31/06       5,399,148
  11,208 Graham Packaging Co...................................................  7.75 to 7.813    01/31/07      11,204,881
   4,848 MPC Packaging Corp....................................................      11.25        05/30/04       4,847,185
                                                                                                            --------------
                                                                                                                21,451,214
                                                                                                            --------------
         DISCOUNT CHAINS (0.5%)
  11,563 Tuesday Morning Corp..................................................       7.69        12/29/04      11,562,748
                                                                                                            --------------
         DIVERSIFIED MANUFACTURING (3.4%)
   8,001 Adience, Inc. and Refraco Holdings, Ltd...............................       8.19        04/15/05       8,000,117
   1,980 Adience, Inc. and Refraco Holdings, Ltd...............................       8.44        07/30/05       1,979,743
  10,857 Adience, Inc. and Refraco Holdings, Ltd...............................       8.94        10/15/05      10,856,817
   6,421 Chatham Technologies, Inc.............................................       8.00        08/18/03       6,421,459
   7,927 Chatham Technologies, Inc.............................................       8.50        08/18/05       7,926,108
   3,000 Desa International, Inc...............................................       7.88        11/26/03       2,999,850
   6,825 Desa International, Inc...............................................       7.88        11/26/04       6,824,727
   6,895 Doskocil Manufacturing Co.............................................       8.50        09/30/04       6,894,448
   3,550 Eagle-Picher Industries, Inc..........................................       7.57        08/31/05       3,550,224
   5,329 Eagle-Picher Industries, Inc..........................................       7.82        08/31/06       5,328,814
   9,975 Insilco Corp..........................................................       8.75        11/24/05       9,974,501
   4,000 Werner Holding Co., Inc...............................................   7.19 to 7.28    11/30/04       3,998,934
   4,889 Werner Holding Co., Inc...............................................   7.44 to 7.53    11/30/05       4,887,537
                                                                                                            --------------
                                                                                                                79,643,279
                                                                                                            --------------
         DRUGSTORE CHAINS (0.6%)
   9,900 Duane Reade, Inc......................................................       7.97        02/15/05       9,899,505
   4,716 Duane Reade, Inc......................................................       8.22        02/15/06       4,715,992
                                                                                                            --------------
                                                                                                                14,615,497
                                                                                                            --------------
         E.D.P. SERVICES (0.6%)
  14,775 DecisionOne Corp......................................................   7.94 to 7.98    08/07/04      12,853,043
                                                                                                            --------------
         EDUCATION (0.4%)
   9,305 Childrens Discovery Centers of America................................   8.06 to 8.19    06/30/05       9,294,293
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         ELECTRONIC COMPONENTS (1.0%)
$  7,500 Communications Instruments, Inc.......................................      8.25%        03/15/04  $    7,499,850
   9,000 Dynamic Details, Inc..................................................       7.44        04/22/05       8,999,820
   2,979 Viasystems Group, Inc.................................................       7.72        03/31/04       2,978,571
   2,456 Viasystems Group, Inc.................................................       8.00        06/30/04       2,454,398
   1,500 Viasystems Group, Inc.................................................       8.50        06/30/05       1,499,895
                                                                                                            --------------
                                                                                                                23,432,534
                                                                                                            --------------
         ELECTRONIC PRODUCTION EQUIPMENT (0.3%)
   5,705 Telex Communications, Inc.............................................   8.48 to 8.50    11/06/04       5,705,111
                                                                                                            --------------
         ENTERTAINMENT & LEISURE (2.1%)
  19,721 Florida Panthers Holdings, Inc........................................       9.40        06/15/99      19,716,304
   7,500 MGM Studios, Inc......................................................       7.75        03/31/06       7,499,625
   5,376 Premier Parks, Inc....................................................       7.00        03/31/06       5,375,892
  16,059 Six Flag Theme Parks, Inc.............................................       7.75        11/30/04      16,057,906
                                                                                                            --------------
                                                                                                                48,649,727
                                                                                                            --------------
         ENVIRONMENTAL SERVICES (0.6%)
  12,968 Environmental Systems Products Holdings, Inc..........................       9.00        09/30/05      12,966,981
                                                                                                            --------------
         FINANCE (1.1%)
  13,000 Blackstone Capital
           Company II, L.L.C...................................................       8.94        05/31/99      12,999,610
  13,000 Wasserstein/C & A Holdings, L.L.C.....................................       8.63        05/31/99      12,998,180
                                                                                                            --------------
                                                                                                                25,997,790
                                                                                                            --------------
         FOOD CHAINS (1.6%)
  12,500 Big V Supermarkets, Inc...............................................       8.44        08/10/03      12,499,875
  17,072 Carr-Gottstein Foods Co...............................................       7.19        12/03/02      17,072,159
   3,100 Star Markets Company, Inc.............................................       8.13        12/31/01       3,099,541
   2,324 Star Markets Company, Inc.............................................       8.63        12/31/02       2,323,648
   2,057 Star Markets Company, Inc.............................................       8.63        12/31/03       2,057,171
                                                                                                            --------------
                                                                                                                37,052,394
                                                                                                            --------------
         FOOD & BEVERAGES (3.2%)
   9,250 B&G Foods, Inc........................................................       8.25        03/03/06       9,249,538
   7,446 Eagle Family Foods, Inc...............................................   7.25 to 7.26    12/31/05       7,446,352
   8,415 Favorite Brands International, Inc....................................   8.25 to 8.31    05/19/05       8,414,580
  12,375 Leon's Bakery, Inc....................................................       8.00        06/03/05      12,369,431
   6,252 Specialty Food Corp. (Revolver).......................................   7.47 to 7.57    01/31/00       6,251,780
  10,782 Specialty Food Corp...................................................  8.76 to 10.50    01/31/00      10,780,570
   2,739 The Stroh Brewery Co..................................................       8.50        06/30/01       2,738,596

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  3,175 The Stroh Brewery Co. (Revolver)......................................      8.50%        06/30/01  $    3,174,953
  12,221 The Stroh Brewery Co..................................................       9.00        06/30/03      12,221,329
                                                                                                            --------------
                                                                                                                72,647,129
                                                                                                            --------------
         HOME FURNISHINGS (1.2%)
  13,886 Pillowtex Corp........................................................       7.50        12/31/04      13,885,562
   3,012 Sealy Mattress Co.....................................................       7.56        12/15/04       3,011,459
   2,170 Sealy Mattress Co.....................................................       7.81        12/15/05       2,169,176
   2,773 Sealy Mattress Co.....................................................       8.06        12/15/06       2,772,006
   1,424 Simmons Co............................................................   8.22 to 8.25    10/29/05       1,424,332
   3,563 Simmons Co............................................................   8.47 to 8.50    10/29/06       3,562,089
                                                                                                            --------------
                                                                                                                26,824,624
                                                                                                            --------------
         HOSPITAL/NURSING MANAGEMENT (4.1%)
   5,990 Columbia - HealthONE, LLC.............................................       8.44        06/30/05       5,988,517
   7,068 Community Health Systems, Inc.........................................       8.00        12/31/03       7,068,210
   7,068 Community Health Systems, Inc.........................................       8.50        12/31/04       7,068,210
   5,288 Community Health Systems, Inc.........................................       8.75        12/31/05       5,287,460
   4,433 GEAC/Multicare Co., Inc...............................................   8.22 to 8.75    09/30/04       4,432,306
   1,474 GEAC/Multicare Co., Inc...............................................       8.47        06/01/05       1,473,647
   4,323 Genesis Health Ventures, Inc..........................................   7.97 to 9.00    09/30/04       4,321,780
   4,312 Genesis Health Ventures, Inc..........................................   8.22 to 8.31    06/01/05       4,311,713
  17,281 Integrated Health Services, Inc.......................................   6.69 to 6.75    12/31/04      17,280,731
   3,988 Magellan Health Services, Inc.........................................       7.62        02/12/05       3,987,601
   3,988 Magellan Health Services, Inc.........................................       7.87        02/12/06       3,987,521
   5,207 Paracelsus Healthcare Corp............................................       7.44        03/31/03       5,206,511
   7,943 Paracelsus Healthcare Corp............................................       7.69        03/31/04       7,942,619
  14,552 Ventas Realty Limited Partnership.....................................       7.69        10/30/99      14,551,938
                                                                                                            --------------
                                                                                                                92,908,764
                                                                                                            --------------
         HOTELS/RESORTS (2.3%)
  10,448 Meristar Hospitality Operating Partnership, L.P.......................       7.13        01/31/04      10,447,291
   3,449 Patriot American Hospitality, Inc.....................................       7.69        06/30/99       3,449,308
   3,971 Patriot American Hospitality, Inc.....................................       7.88        03/31/00       3,970,072
  14,981 Patriot American Hospitality, Inc.....................................   8.13 to 9.25    03/31/03      14,979,004

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$ 20,000 Starwood Hotels & Resorts Worldwide, Inc..............................      8.69%        02/23/03  $   19,999,800
                                                                                                            --------------
                                                                                                                52,845,475
                                                                                                            --------------
         INDUSTRIAL SPECIALTIES (1.8%)
  13,930 Advanced Glassfiber Yarns, LLC........................................       8.50        09/30/05      13,929,443
   8,669 Hexcel Corp...........................................................       7.00        09/14/05       8,668,622
  12,858 International Wire Group, Inc.........................................   6.97 to 7.00    09/30/03      12,857,741
   5,985 Panolam Industries International, Inc.................................   8.50 to 8.57    12/31/05       5,984,149
                                                                                                            --------------
                                                                                                                41,439,955
                                                                                                            --------------
         INSURANCE BROKERS/SERVICES (0.6%)
   7,308 Acordia, Inc..........................................................       7.91        12/31/04       7,307,354
   3,000 Willis Corroon Corp...................................................       7.75        11/19/07       3,000,120
   3,000 Willis Corroon Corp...................................................       8.00        02/19/08       3,000,120
                                                                                                            --------------
                                                                                                                13,307,594
                                                                                                            --------------
         MANAGED HEALTH CARE (0.6%)
   9,723 Interim Healthcare, Inc...............................................       7.78        02/29/04       9,722,551
   3,622 Interim Healthcare, Inc...............................................       8.03        02/28/05       3,622,094
                                                                                                            --------------
                                                                                                                13,344,645
                                                                                                            --------------
         MEDICAL EQUIPMENT AND SUPPLIES (0.3%)
   1,672 Stryker Corp..........................................................       7.94        12/04/05       1,671,816
   6,807 Stryker Corp..........................................................       8.44        12/04/06       6,806,680
                                                                                                            --------------
                                                                                                                 8,478,496
                                                                                                            --------------
         MEDICAL SPECIALTIES (1.3%)
   4,770 Alaris Medical Systems, Inc...........................................       7.56        05/01/05       4,770,319
   3,044 Alaris Medical Systems, Inc...........................................       7.56        11/01/03       3,044,053
   3,044 Alaris Medical Systems, Inc...........................................       7.56        11/01/04       3,044,053
     295 Dade International, Inc. (Revolver)...................................   7.19 to 9.00    12/31/02         294,988
   2,923 Dade International, Inc...............................................   7.44 to 7.63    12/31/02       2,922,945
   2,923 Dade International, Inc...............................................       7.88        12/31/03       2,923,115
   2,626 Dade International, Inc...............................................       8.19        12/31/04       2,625,937
   2,454 Medical Specialties Group, Inc........................................       8.50        06/30/01       2,454,447
   7,137 Medical Specialties Group, Inc........................................       9.25        06/30/04       7,136,078
                                                                                                            --------------
                                                                                                                29,215,935
                                                                                                            --------------
         MEDICAL/NURSING SERVICES (2.0%)
   1,975 Alliance Imaging, Inc.................................................   7.50 to 7.57    12/18/03       1,974,827
  12,968 Alliance Imaging, Inc.................................................   7.44 to 7.69    12/18/04      12,967,045
   4,937 Alliance Imaging, Inc.................................................       7.60        06/18/04       4,937,006
   8,188 FHC Health Systems, Inc...............................................       7.47        04/30/05       8,187,827
   8,188 FHC Health Systems, Inc...............................................       7.72        04/30/06       8,187,827

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  9,850 SMT Health Services, Inc..............................................      7.44%        08/31/03  $    9,849,861
                                                                                                            --------------
                                                                                                                46,104,393
                                                                                                            --------------
         MOTOR VEHICLES (0.2%)
   3,400 Asbury Automotive Texas Holdings, LLC.................................       8.81        03/31/05       3,399,966
                                                                                                            --------------
         MOVIES/ENTERTAINMENT (1.4%)
  10,000 Panavision, Inc.......................................................   8.00 to 8.19    03/31/05       9,999,503
   9,055 United Artists Theatre Co.............................................   7.84 to 9.25    04/21/06       9,054,399
  13,581 United Artists Theatre Co.............................................   8.09 to 9.50    04/21/07      13,581,960
                                                                                                            --------------
                                                                                                                32,635,862
                                                                                                            --------------
         MULTI-SECTOR COMPANIES (1.1%)
  25,442 Mafco Holdings, Inc...................................................  10.10 to 10.72   04/28/00      25,442,555
                                                                                                            --------------
         NEWSPAPERS (0.2%)
   4,950 21st Century Newspapers, Inc..........................................       7.44        09/15/05       4,949,951
                                                                                                            --------------
         OFFICE EQUIPMENT/SUPPLIES (0.9%)
  19,990 US Office Products Co.................................................       7.44        06/09/06      19,989,924
                                                                                                            --------------
         OILFIELD SERVICES/EQUIPMENT (0.4%)
  10,000 US Synthetic Corp.....................................................   7.85 to 8.53    05/31/05      10,007,837
                                                                                                            --------------
         OTHER CONSUMER SERVICES (0.7%)
   7,970 PCA International, Inc................................................   7.78 to 9.50    08/25/05       7,970,132
   7,922 Volume - Services, Inc................................................       8.75        12/31/06       7,921,640
                                                                                                            --------------
                                                                                                                15,891,772
                                                                                                            --------------
         OTHER METALS/MINERALS (1.1%)
   8,933 Calciner Industries, Inc..............................................       8.08        06/25/08       8,932,589
   1,908 U.S. Silica Corp. (Revolver)..........................................   7.19 to 8.50    06/30/06       1,907,969
  14,989 U.S. Silica Corp......................................................       7.50        06/30/06      14,988,023
                                                                                                            --------------
                                                                                                                25,828,581
                                                                                                            --------------
         OTHER PHARMACEUTICALS (1.3%)
  24,938 King Pharmaceuticals, Inc.............................................       8.69        12/22/06      24,937,251
   4,963 Roberts Pharmaceuticals Corp..........................................   7.00 to 7.19    06/30/03       4,962,843
                                                                                                            --------------
                                                                                                                29,900,094
                                                                                                            --------------
         OTHER SPECIALTY STORES (1.4%)
   4,925 Caribbean Petroleum, L.P..............................................       8.25        09/30/05       4,924,803
   5,461 Cumberland Farms, Inc. (Participation Merrill Lynch & Co., Inc.)
           (d).................................................................       9.25        12/31/00       5,460,994
   6,402 Petro Stopping Centers, L.P...........................................       8.00        09/30/03       6,401,614
  15,000 The Pantry, Inc.......................................................       8.44        01/31/06      14,999,850
                                                                                                            --------------
                                                                                                                31,787,261
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         PACKAGED FOODS (0.6%)
$  9,925 Formax, Inc...........................................................  7.69 to 9.50%    06/30/05  $    9,924,705
   3,492 Southern Foods Group, L.P.............................................   7.94 to 8.06    03/04/06       3,491,591
                                                                                                            --------------
                                                                                                                13,416,296
                                                                                                            --------------
         PAINTS/COATINGS (0.3%)
   7,500 Metokote Corp.........................................................       8.75        11/02/05       7,499,550
                                                                                                            --------------
         PAPER (1.8%)
   6,810 Alabama Pine Pulp Co., Inc. (e).......................................      10.75        06/30/03       6,470,389
   3,169 Alabama Pine Pulp Co., Inc. (e).......................................      10.75        06/30/05       1,778,720
   4,302 Alabama Pine Pulp Co., Inc. (e).......................................      10.75        12/31/08         177,872
   8,894 Alabama River Newsprint Co. (Participation: Toronto Dominion Bank)
           (d).................................................................   6.81 to 7.00    12/31/02       8,393,053
   9,875 Bear Island Paper Co., L.L.C..........................................       8.03        12/31/05       9,874,704
   5,090 Crown Paper Co. (Revolver)............................................   7.50 to 9.25    08/22/02       5,091,097
   9,664 Crown Paper Co........................................................  8.25 to 10.00    08/22/03       9,665,857
                                                                                                            --------------
                                                                                                                41,451,692
                                                                                                            --------------
         PRECISION INSTRUMENTS (0.9%)
   4,929 Dynatech Corp.........................................................       7.50        03/31/05       4,928,374
   4,929 Dynatech Corp.........................................................       7.75        03/31/06       4,928,374
   4,929 Dynatech Corp.........................................................       8.00        03/31/07       4,928,374
   3,192 Fisher Scientific International, Inc..................................       7.50        01/21/05       3,191,534
   2,209 Fisher Scientific International, Inc..................................       7.75        10/21/05       2,208,542
                                                                                                            --------------
                                                                                                                20,185,198
                                                                                                            --------------
         PRINTING/PUBLISHING (1.5%)
  10,794 Cygnus Publishing, Inc................................................       7.75        06/05/05      10,793,426
   9,925 The Sheridan Group, Inc...............................................       8.07        01/30/05       9,925,000
   3,309 Von Hoffman Press, Inc................................................       7.25        05/30/04       3,308,796
  10,745 Von Hoffman Press, Inc................................................       7.25        05/30/05      10,745,106
                                                                                                            --------------
                                                                                                                34,772,328
                                                                                                            --------------
         RECREATIONAL PRODUCTS/TOYS (1.3%)
   7,210 Ritvik Toys, Inc......................................................       8.75        02/08/03       7,209,496
   7,210 Ritvik Toys, Inc......................................................       9.25        02/08/04       7,209,208
   3,866 Spalding Holdings Corp. (Revolver)....................................   7.25 to 9.25    09/30/03       3,865,880
     913 Spalding Holdings Corp................................................       7.44        09/30/03         912,744
   1,828 Spalding Holdings Corp................................................       7.94        09/30/04       1,827,751
   1,828 Spalding Holdings Corp................................................       8.44        09/30/05       1,827,751

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,052 Spalding Holdings Corp................................................      8.94%        09/30/06  $    1,052,292
     620 Worldwide Sports & Recreation, Inc....................................       8.00        04/26/00         619,628
   4,903 Worldwide Sports & Recreation, Inc....................................       8.50        04/26/01       4,903,118
                                                                                                            --------------
                                                                                                                29,427,868
                                                                                                            --------------
         RENTAL/ LEASING COMPANIES (1.2%)
   5,672 Rent-A-Center, Inc....................................................   7.44 to 7.47    01/31/06       5,671,848
   6,934 Rent-A-Center, Inc....................................................   7.69 to 7.72    01/31/07       6,932,257
  15,000 United Rentals, Inc...................................................       6.88        06/30/05      14,999,550
                                                                                                            --------------
                                                                                                                27,603,655
                                                                                                            --------------
         RESTAURANTS (0.3%)
   7,520 Shoney's, Inc.........................................................  8.19 to 10.00    04/30/02       7,520,141
                                                                                                            --------------
         RETAIL-SPECIALTY (1.2%)
  12,528 CSK Auto, Inc.........................................................       6.75        10/31/03      12,526,121
   8,791 HMV Media Group PLC...................................................       7.75        02/25/06       8,790,672
   6,059 HMV Media Group PLC...................................................       8.32        08/25/06       6,058,558
                                                                                                            --------------
                                                                                                                27,375,351
                                                                                                            --------------
         SEMICONDUCTORS (0.9%)
  16,796 Fairchild Semiconductor Corp..........................................       9.25        03/11/03      16,795,833
   3,945 Mitel Corp............................................................       7.25        12/26/03       3,944,944
                                                                                                            --------------
                                                                                                                20,740,777
                                                                                                            --------------
         SPECIALTY CHEMICALS (1.7%)
   5,769 Lyondell Petrochemical Co.............................................       6.94        06/30/99       5,769,057
   9,231 Lyondell Petrochemical Co.............................................       6.94        06/30/00       9,230,493
   6,878 Pioneer America Acqusitions Corp......................................   7.54 to 9.00    12/05/06       6,876,800
   8,150 Pioneer Americas, Inc.................................................   7.88 to 9.38    12/05/06       8,147,230
   8,120 Vining Industries, Inc................................................       8.00        03/31/05       8,119,335
                                                                                                            --------------
                                                                                                                38,142,915
                                                                                                            --------------
         SPECIALTY STEELS (0.9%)
   9,925 ISPAT Inland L.P......................................................       7.25        07/16/05       9,924,603
   9,925 ISPAT Inland L.P......................................................       7.75        07/16/06       9,924,603
                                                                                                            --------------
                                                                                                                19,849,206
                                                                                                            --------------
         TELECOMMUNICATION EQUIPMENT (1.4%)
   5,865 Cable Systems International, Inc......................................       8.27        12/31/02       5,864,647
   4,686 Channel Master, Inc...................................................   7.97 to 8.13    10/10/05       4,684,955
  22,436 Superior Telecom, Inc.................................................   8.75 to 8.81    11/27/05      22,299,832
                                                                                                            --------------
                                                                                                                32,849,434
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATIONS (2.6%)
$  9,867 Access Communications & S.J. Investments, Inc.........................  8.44 to 10.25%   12/31/04  $    9,866,874
   7,500 Davel Financing Co., LLC..............................................       9.07        06/23/05       7,497,300
  25,000 KMC Telecom, Inc......................................................       9.00        07/01/07      24,995,750
   7,567 MJD Communications, Inc...............................................   7.69 to 7.75    03/31/06       7,565,863
   9,900 MJD Communications, Inc...............................................   8.00 to 9.75    03/31/07       9,899,609
                                                                                                            --------------
                                                                                                                59,825,396
                                                                                                            --------------
         TEXTILES (1.0%)
   8,000 Globe Manufacturing, Inc..............................................   8.50 to 8.63    07/31/06       7,997,615
   4,551 Joan Fabrics Corp.....................................................       7.75        06/30/05       4,550,813
   2,362 Joan Fabrics Corp.....................................................       8.25        06/30/06       2,362,320
   6,944 Polymer Group, Inc....................................................       7.44        12/20/05       6,943,931
                                                                                                            --------------
                                                                                                                21,854,679
                                                                                                            --------------
         TRANSPORTATION (1.6%)
   6,326 American Commercial Lines, LLC........................................       7.69        06/30/06       6,325,818
   8,623 American Commercial Lines, LLC........................................       7.94        06/30/07       8,622,614
   5,344 MTL, Inc..............................................................   7.25 to 7.31    08/28/05       5,343,753
   4,581 MTL, Inc..............................................................   7.50 to 7.56    02/28/06       4,580,293
   7,406 North American Van Lines, Inc.........................................       7.75        03/31/06       7,406,102
   4,000 Transportacion Ferroviaria Mexicana, S.A. de C.V......................       9.19        12/23/02       3,999,800
                                                                                                            --------------
                                                                                                                36,278,380
                                                                                                            --------------
         WIRELESS COMMUNICATIONS (4.3%)
  13,684 Arch Paging, Inc......................................................       8.34        06/30/06      13,683,665
   6,821 Mobilemedia Communications Corp.......................................       7.44        06/30/02       6,821,139
   1,341 Mobilemedia Communications Corp. (Revolver)...........................   7.44 to 7.47    06/30/02       1,340,950
   1,846 Mobilemedia Communications Corp.......................................       7.94        06/30/03       1,845,844
  10,000 Nextel Communications, Inc............................................       8.50        03/31/07       9,876,900
  20,000 Nextel Finance Co.....................................................       7.75        09/30/06      19,998,800
  15,000 Nextel Partners Operating Corp........................................       9.72        01/29/08      14,849,850
  11,000 Powertel PCS, Inc.....................................................       8.00        12/31/08      10,999,560
  14,000 Powertel PCS, Inc. (Participation: Goldman Sachs & Co.) (d)...........       8.00        12/31/08      13,999,440

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  5,000 Tritel Holding Corp...................................................      11.25%       12/31/07  $    5,000,000
                                                                                                            --------------
                                                                                                                98,416,148
                                                                                                            --------------

         TOTAL SENIOR COLLATERIZED TERM LOANS
         (IDENTIFIED COST $2,064,912,516).................................................................   2,060,946,650
                                                                                                            --------------

NUMBER OF
 SHARES
---------
           COMMON STOCK (a) (f) (0.1%)
           APPAREL
 129,050   London Fog Industries, Inc. (Restricted) (IDENTIFIED COST $2,258,908)................                 1,929,001
                                                                                                            --------------

NUMBER OF                                                                                         EXPIRATION
WARRANTS                                                                                             DATE
---------                                                                                         ----------
           WARRANT (a) (f) (0.0%)
           APPAREL
           London Fog Industries, Inc.
   7,931     (IDENTIFIED COST $1,722,237).......................................................
                                                                                                   02/27/05         96,000
                                                                                                              ------------

           SHORT-TERM INVESTMENTS (9.2%)
           COMMERCIAL PAPER (G) (7.4%)
           AUTOMOTIVE - FINANCE (3.0%)
  22,000   Ford Motor Credit Co..................................................      4.85        04/06/99     21,985,180
  46,000   Ford Motor Credit Co..................................................      4.84        04/08/99     45,956,709
                                                                                                              ------------
                                                                                                                67,941,889
                                                                                                              ------------
           DIVERSIFIED FINANCIAL SERVICES (3.4%)
  39,000   General Electric Capital Corp.........................................      4.84        04/01/99     39,000,000
  40,000   General Electric Capital
             Corp. (h)...........................................................      4.83        04/15/99     39,924,867
                                                                                                              ------------
                                                                                                                78,924,867
                                                                                                              ------------
           FINANCE - CONSUMER (1.0%)
   7,000   American Express Credit Corp..........................................      4.82        04/01/99      7,000,000
  15,000   American Express Credit Corp..........................................      4.82        04/05/99     14,991,967
                                                                                                              ------------
                                                                                                                21,991,967
                                                                                                              ------------

           TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $168,858,723)....................................................................   168,858,723
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON       MATURITY
THOUSANDS                                                                              RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY (g) (1.6%)
$ 37,000   Federal Home Loan Banks (AMORTIZED COST $37,000,000)..................      4.80%       04/01/99   $ 37,000,000
                                                                                                              ------------

           REPURCHASE AGREEMENT (0.2%)
   4,370   The Bank of New York (dated 03/31/99; proceeds $4,372,655) (i)
             (IDENTIFIED COST $4,370,335)........................................      4.88        04/01/99      4,370,335
                                                                                                              ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $210,229,058)...................................................................   210,229,058
                                                                                                              ------------

           TOTAL INVESTMENTS
           (IDENTIFIED COST $2,279,122,719) (J).................................................    99.2%    2,273,200,709

           CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.......................................     0.8        19,164,906
                                                                                                  -------   --------------

           NET ASSETS...........................................................................   100.0%   $2,292,365,615
                                                                                                  -------   --------------
                                                                                                  -------   --------------

---------------------

(a) Valued using fair value procedures - total aggregate value is $2,062,971,651.
(b)  Floating rate securities. Interest rates shown are those in effect at March
     31, 1999.
(c)  Senior notes.
(d) Participation interests were acquired through the financial institutions indicated parenthetically.
(e)  Non-income producing security; loan in default.
(f)  Non-income producing securities.
(g) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(h)  Security is segregated in connection with unfunded loan commitments.
(i) Collateralized by $9,008,450 U.S. Treasury Note 0.00% due 05/15/11 valued at $4,457,742.
(j) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $909,625 and the aggregate gross unrealized depreciation is $6,831,635, resulting in net unrealized depreciation of $5,922,010.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $2,279,122,719)..........................................................  $2,273,200,709
Cash........................................................................................       6,441,238
Receivable for:
    Interest................................................................................      14,088,481
    Shares of beneficial interest sold......................................................       6,551,599
    Investments sold........................................................................          37,500
Prepaid expenses and other assets...........................................................       1,170,308
                                                                                              --------------

     TOTAL ASSETS...........................................................................   2,301,489,835
                                                                                              --------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................................................       1,760,666
    Administration fee......................................................................         516,412
    Dividends to shareholders...............................................................         407,975
Accrued expenses and other payables.........................................................         294,601
Deferred loan fees..........................................................................       6,144,566
Commitments and contingencies (Note 7)......................................................        --
                                                                                              --------------

     TOTAL LIABILITIES......................................................................       9,124,220
                                                                                              --------------

     NET ASSETS.............................................................................  $2,292,365,615
                                                                                              --------------
                                                                                              --------------

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,307,107,940
Net unrealized depreciation.................................................................      (5,922,010)
Accumulated undistributed net investment income.............................................       1,140,497
Accumulated net realized loss...............................................................      (9,960,812)
                                                                                              --------------

     NET ASSETS.............................................................................  $2,292,365,615
                                                                                              --------------
                                                                                              --------------

NET ASSET VALUE PER SHARE
  231,657,384 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)...........................................           $9.90
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest.......................................................................................  $84,965,878
Facility, amendment and other loan fees........................................................    2,827,071
Other income...................................................................................      421,900
                                                                                                 -----------

     TOTAL INCOME..............................................................................   88,214,849
                                                                                                 -----------

EXPENSES
Investment advisory fee........................................................................    9,216,728
Administration fee.............................................................................    2,698,510
Transfer agent fees and expenses...............................................................      464,275
Professional fees..............................................................................      338,386
Registration fees..............................................................................      192,326
Shareholder reports and notices................................................................      156,933
Facility fees..................................................................................      111,938
Custodian fees.................................................................................       58,854
Trustees' fees and expenses....................................................................        8,458
Other..........................................................................................       46,834
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   13,293,242
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   74,921,607
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain..............................................................................      392,850
Net change in unrealized depreciation..........................................................   (4,905,852)
                                                                                                 -----------

     NET LOSS..................................................................................   (4,513,002)
                                                                                                 -----------

NET INCREASE...................................................................................  $70,408,605
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX         FOR THE YEAR
                                                                                         MONTHS ENDED             ENDED
                                                                                        MARCH 31, 1999     SEPTEMBER 30, 1998
------------------------------------------------------------------------------------------------------------------------------
                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................................     $   74,921,607      $ 119,953,468
Net realized gain (loss).............................................................            392,850        (10,227,863)
Net change in unrealized depreciation................................................         (4,905,852)         2,829,220
                                                                                       -----------------   -------------------

     NET INCREASE....................................................................         70,408,605        112,554,825

Dividends from net investment income.................................................        (73,228,701)      (120,722,134)
Net increase from transactions in shares of beneficial interest......................        298,476,283        660,273,515
                                                                                       -----------------   -------------------

     NET INCREASE....................................................................        295,656,187        652,106,206

NET ASSETS:
Beginning of period..................................................................      1,996,709,428      1,344,603,222
                                                                                       -----------------   -------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,140,497 AND DIVIDENDS IN
    EXCESS OF NET INVESTMENT INCOME OF $552,409, RESPECTIVELY).......................     $2,292,365,615      $1,996,709,428
                                                                                       -----------------   -------------------
                                                                                       -----------------   -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income........................................................................  $  74,921,607
Adjustments to reconcile net investment income to net cash provided by operating activities:
Increase in receivables and other assets related to operations...............................     (1,987,703)
Increase in payables related to operations...................................................        232,260
Net loan fees received.......................................................................      4,186,924
Amortization of loan fees....................................................................     (2,827,071)
Accretion of discounts.......................................................................        (51,812)
                                                                                               -------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES...............................................     74,474,205
                                                                                               -------------

CASH FLOWS USED FOR INVESTING ACTIVITIES:
Purchases of investments.....................................................................   (613,977,060)
Principal repayments/sales of investments....................................................    314,429,618
Net sales/maturities of short-term investments...............................................      2,775,690
                                                                                               -------------

     NET CASH USED FOR INVESTING ACTIVITIES..................................................   (296,771,752)
                                                                                               -------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Shares of beneficial interest sold...........................................................    351,890,680
Shares tendered..............................................................................    (83,361,637)
Dividends from net investment income (net of reinvested dividends of $21,140,808)............    (41,237,209)
                                                                                               -------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES...............................................    227,291,834
                                                                                               -------------

NET INCREASE IN CASH.........................................................................      4,994,287

CASH AT BEGINNING OF YEAR....................................................................      1,446,951
                                                                                               -------------

CASH BALANCE AT END OF YEAR..................................................................  $   6,441,238
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Prime Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) The Trustees believe that, at present, there are not sufficient market quotations provided by banks, dealers or pricing services respecting interests in senior collateralized loans ("Senior Loans") to corporations, partnerships and other entities ("Borrower") to enable the Trust to properly value Senior Loans based on available market quotations. Accordingly, until the market for Senior Loans develops, interests in Senior Loans held by the Trust are valued at their fair value in accordance with procedures established in good faith by the Trustees. Under the procedures, adopted by the Trustees, interests in Senior Loans are priced using a matrix which takes into account the relationship between current interest rates and interest rates payable on each Senior Loan, as well as the total number of days in each interest period and the period remaining until the next interest rate determination or maturity of the Senior Loan. Adjustments in the matrix-determined price of a Senior Loan will be made in the event of a default on a Senior Loan or a significant change in the creditworthiness of the Borrower. The fair values determined in accordance with these procedures may differ significantly from the market values that would have been used had a ready market for the Senior Loans existed; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (3) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon origination of a Senior Loan and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

D. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion and 0.825% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Trust, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999 aggregated $613,977,060 and $314,467,118, respectively.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

Shares of the Trust are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 1999, the Investment Advisor has informed the Trust that it received approximately $1,249,000 in early withdrawal charges.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,089. At March 31, 1999, the Trust had an accrued pension liability of $52,208 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At September 30, 1998, the Trust had a net capital loss carryover of approximately $62,000 available through September 30, 2004 to offset future capital gains to the extent provided by regulations. Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $10,246,000 during fiscal 1998.

As of September 30, 1998, the Trust had temporary book/tax differences primarily attributable to post-October losses.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1999 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     SHARES          AMOUNT
                                                                   -----------   --------------
Balance, September 30, 1997......................................  135,154,983   $1,348,358,142
Shares sold......................................................   73,974,045      735,805,027
Shares issued to shareholders for reinvestment of dividends......    5,468,432       54,381,913
Shares tendered (four quarterly tender offers)...................  (13,071,383)    (129,913,425)
                                                                   -----------   --------------
Balance, September 30, 1998......................................  201,526,077    2,008,631,657
Shares sold......................................................   35,285,719      349,494,988
Shares issued to shareholders for reinvestment of dividends......    3,265,955       32,342,932
Shares tendered (four quarterly tender offers)...................   (8,420,367)     (83,361,637)
                                                                   -----------   --------------
Balance, March 31, 1999..........................................  231,657,384   $2,307,107,940
                                                                   -----------   --------------
                                                                   -----------   --------------

On April 22, 1999, the Trustees approved a tender offer to purchase up to 10 million shares of beneficial interest to commence on May 19, 1999.

7. COMMITMENTS AND CONTINGENCIES

As of March 31, 1999, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-----------------------------------------------------------------  -----------
Arena Brands, Inc................................................  $ 1,500,000
Bridge Information Systems, Inc..................................    1,522,222
Chancellor Media Corp............................................    2,177,000
Corning Consumer Products, Inc...................................      880,000
Crown Paper Co...................................................    2,622,037
Dade International, Inc..........................................      350,300
Fairchild Holding Corp...........................................    3,290,000
Jet Plastica Industries, Inc.....................................    2,702,703
Mafco Finance Corp...............................................    5,451,923
Spalding Holdings Corp...........................................    2,016,470
Teligent, Inc....................................................   10,000,000
The Stroh Brewery Co.............................................      575,000
U.S. Silica Co. (Working Capital)................................    1,092,000
                                                                   -----------
                                                                   $34,179,655
                                                                   -----------
                                                                   -----------

The total value of securities segregated for unfunded loan commitments was $39,924,867.

MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX
                                      MONTHS ENDED                 FOR THE YEAR ENDED SEPTEMBER 30,
                                     MARCH 31, 1999    ---------------------------------------------------------
                                       (UNAUDITED)       1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period............................  $      9.91       $    9.95   $    9.94   $    9.99   $   10.00   $    9.91
                                          ------       ---------   ---------   ---------   ---------   ---------

Income (loss) from investment
 operations:
   Net investment income...........         0.35            0.71        0.75        0.74        0.82        0.62
   Net realized and unrealized gain
   (loss)..........................        (0.02)          (0.03)     --           (0.04)       0.01        0.09
                                          ------       ---------   ---------   ---------   ---------   ---------

Total income from investment
 operations........................         0.33            0.68        0.75        0.70        0.83        0.71
                                          ------       ---------   ---------   ---------   ---------   ---------

Less dividends and distributions
 from:
   Net investment income...........        (0.34)          (0.72)      (0.74)      (0.75)      (0.81)      (0.62)
   Net realized gain...............      --               --          --          --           (0.03)     --
                                          ------       ---------   ---------   ---------   ---------   ---------

Total dividends and
 distributions.....................        (0.34)          (0.72)      (0.74)      (0.75)      (0.84)      (0.62)
                                          ------       ---------   ---------   ---------   ---------   ---------

Net asset value, end of period.....  $      9.90       $    9.91   $    9.95   $    9.94   $    9.99   $   10.00
                                          ------       ---------   ---------   ---------   ---------   ---------
                                          ------       ---------   ---------   ---------   ---------   ---------

TOTAL RETURN+......................        3.36%(1)        7.14%       7.78%       7.25%       8.57%       7.32%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................        1.23%(2)        1.29%       1.40%       1.46%       1.52%       1.60%

Net investment income..............        6.94%(2)        7.17%       7.53%       7.50%       8.11%       6.14%

SUPPLEMENTAL DATA:

Net assets, end of period, in
 thousands.........................   $2,292,366       $1,996,709  $1,344,603   $939,471    $521,361    $305,034

Portfolio turnover rate............          16%(1)          68%         86%         72%        102%        147%

---------------------

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

Trustees
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Rajesh K. Gupta
Vice President
Sheila A. Finnerty
Vice President
Peter Gewirtz
Assistant Vice President
Thomas F. Caloia
Treasurer

Transfer Agent
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center [caad 136]D Plaza Two
Jersey City, New Jersey 07311

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Advisor
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon. This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.
This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.

Morgan Stanley Dean Witter
Prime Income Trust
Semiannual Report
March 31, 1999